United States
 Securities And Exchange Commission
       Washington, DC  20549

             FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2000

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
          34th Floor
          New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:   Manager
Phone:   212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY May 10, 2000

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]  13F   NOTICE
[   ]  13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name








                                                       Dudley & Company, LLC
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Access Worldwide               COM              004319109      241    98775 SH       Sole                    98775
Bank of New York               COM              064057102     4453   107150 SH       Sole                   107150
Boeing Corp.                   COM              097023105     9797   259100 SH       Sole                   259100
Calico Commerce                COM              129897104      679    20725 SH       Sole                    20725
Cintas Corp                    COM              172908105     5411   138075 SH       Sole                   138075
Colonial Municpal Tr           COM              195768106       99    11100 SH       Sole                    11100
Cox Comm CL A                  COM              224044107     8261   170340 SH       Sole                   170340
Dal-Tile Int'l                 COM              23426R108     5762   725890 SH       Sole                   725890
Dal-Tile Int'l/R               COM              23426R108     1808   227747 SH       Sole                   227747
EntreMed, Inc.                 COM              29382F103     9193   155150 SH       Sole                   155150
Exxon Mobil Corp.              COM              30231G102     6827    87521 SH       Sole                    87521
Fannie Mae                     COM              313586109     5504    97300 SH       Sole                    97300
H & R Block, Inc.              COM              093671105     9836   219800 SH       Sole                   219800
Hawaiian Electric              COM              419870100      668    21000 SH       Sole                    21000
Hewlett-Packard Co.            COM              428236103      278     2100 SH       Sole                     2100
Integ, Inc.                    COM              458100104       48    15929 SH       Sole                    15929
Integra, Inc.                  COM              45811M105       37    42087 SH       Sole                    42087
Integrated Meas. Sys           COM              457923100      620    30500 SH       Sole                    30500
Japan OTC Fund                 COM              471091108     1997   184700 SH       Sole                   184700
Latitude Comm                  COM              518292107      362    13804 SH       Sole                    13804
Linear Technology              COM              535678106    30530   555100 SH       Sole                   555100
MBIA, Inc.                     COM              55262C100     9127   175300 SH       Sole                   175300
Mettler-Toledo Int'l           COM              592688105    16827   411052 SH       Sole                   411052
Molex Inc. Cl A                COM              608554200    12957   292000 SH       Sole                   292000
Monarch Dental/R 9/00          COM              609044102       89    31050 SH       Sole                    31050
Nortel Netwks/R 4/01           COM              656569100     3068    24350 SH       Sole                    24350
Phelps Dodge Corp.             COM              717265102     6777   143050 SH       Sole                   143050
Praxair, Inc.                  COM              74005P104     7359   176800 SH       Sole                   176800
Rational Software              COM              75409P202      306     4000 SH       Sole                     4000
Redback Networks/R             COM              757209101     1474     4916 SH       Sole                     4916
Rogers Comm, Inc.              COM              775109200      298    10000 SH       Sole                    10000
Schlumberger Ltd.              COM              806857108     9742   127350 SH       Sole                   127350
Sola International             COM              834092108     1174   191700 SH       Sole                   191700
SpectraLink Corp.              COM              847580107      174     9645 SH       Sole                     9645
St Mary Land & Expl.           COM              792228108    19261   644731 SH       Sole                   644731
Summo Minerals                 COM              86636K106      195  1664730 SH       Sole                  1664730
Tibco Software Inc.            COM              88632Q103     1184    14532 SH       Sole                    14532
Transocean Sedco Forex         COM              G90078109     6660   129800 SH       Sole                   129800
Waters Corporation             COM              941848103     8953    94000 SH       Sole                    94000
REPORT SUMMARY                 39 DATA RECORDS              208039            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED